Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2015	2,950,042	(945,392)	2,004,650
Depreciation	-	(46,748)	(46,748)
Other vessels’ costs	2,563	-	2,563
Balance, June 30, 2016	2,952,605	(992,140)	1,960,465